American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
December 31, 2022

Equity Income - Schedule of Investments
DECEMBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 79.5%
Aerospace and Defense — 2.6%
Raytheon Technologies Corp.	2,649,827	267,420,541
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	199,214	34,631,362
Auto Components — 0.2%
Bridgestone Corp.(1)	499,300	17,678,754
Banks — 3.4%
Commerce Bancshares, Inc.	628,264	42,765,930
JPMorgan Chase & Co.	1,299,900	174,316,590
PNC Financial Services Group, Inc.	399,323	63,069,075
Truist Financial Corp.	698,000	30,034,940
U.S. Bancorp	999,800	43,601,278
		353,787,813
Beverages — 2.1%
PepsiCo, Inc.	1,199,593	216,718,471
Capital Markets — 4.7%
AllianceBernstein Holding LP	998,800	34,328,756
Ameriprise Financial, Inc.	181,293	56,449,201
Bank of New York Mellon Corp.	1,922,308	87,503,460
BlackRock, Inc.	69,975	49,586,384
Charles Schwab Corp.	398,000	33,137,480
Northern Trust Corp.	1,132,832	100,244,304
T. Rowe Price Group, Inc.	1,099,716	119,935,027
		481,184,612
Chemicals — 3.4%
Akzo Nobel NV	1,446,110	97,037,635
Linde PLC	762,331	248,657,125
		345,694,760
Commercial Services and Supplies — 0.8%
Republic Services, Inc.	623,575	80,434,939
Communications Equipment — 1.9%
Cisco Systems, Inc.	3,999,677	190,544,612
Containers and Packaging — 1.2%
Amcor PLC	2,498,700	29,759,517
Packaging Corp. of America	699,221	89,437,358
		119,196,875
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	5,598,755	220,590,947
Electric Utilities — 1.4%
Duke Energy Corp.	698,759	71,965,189
Eversource Energy	799,695	67,046,429
		139,011,618
Electrical Equipment — 3.2%
Emerson Electric Co.	1,599,390	153,637,404
Hubbell, Inc.	568,935	133,517,666
Legrand SA	499,700	40,066,792
		327,221,862
Electronic Equipment, Instruments and Components — 1.7%
Corning, Inc.	3,797,221	121,283,239

TE Connectivity Ltd.	499,800	57,377,040
		178,660,279
Energy Equipment and Services — 0.3%
Baker Hughes Co.	999,992	29,529,764
Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	498,841	105,684,454
Public Storage	218,388	61,190,134
		166,874,588
Food and Staples Retailing — 2.3%
Koninklijke Ahold Delhaize NV	3,399,209	97,731,552
Walmart, Inc.	989,595	140,314,675
		238,046,227
Food Products — 4.6%
Hershey Co.	589,963	136,617,732
Mondelez International, Inc., Class A	2,998,496	199,849,758
Nestle SA	1,199,536	138,557,627
		475,025,117
Gas Utilities — 5.2%
Atmos Energy Corp.	1,251,702	140,278,243
ONE Gas, Inc.	2,599,747	196,852,843
Spire, Inc.(2)	2,799,796	192,793,953
		529,925,039
Health Care Equipment and Supplies — 4.6%
Becton Dickinson and Co.	269,922	68,641,164
Medtronic PLC	5,199,904	404,136,539
		472,777,703
Health Care Providers and Services — 0.6%
Quest Diagnostics, Inc.	71,217	11,141,187
UnitedHealth Group, Inc.	99,900	52,964,982
		64,106,169
Hotels, Restaurants and Leisure — 0.1%
Sodexo SA	111,700	10,687,273
Household Products — 3.9%
Colgate-Palmolive Co.	1,998,935	157,496,089
Henkel AG & Co. KGaA, Preference Shares	599,600	41,559,888
Kimberly-Clark Corp.	799,000	108,464,250
Procter & Gamble Co.	596,320	90,378,259
		397,898,486
Industrial Conglomerates — 0.3%
Siemens AG	223,600	30,823,529
Insurance — 3.9%
Aflac, Inc.	950,748	68,396,811
Allstate Corp.	699,907	94,907,389
Chubb Ltd.	245,282	54,109,209
Marsh & McLennan Cos., Inc.	880,241	145,662,281
MetLife, Inc.	498,700	36,090,919
		399,166,609
IT Services — 2.3%
Automatic Data Processing, Inc.	999,205	238,670,106
Machinery — 0.2%
Atlas Copco AB, B Shares	1,999,800	21,337,166
Media — 0.4%
Comcast Corp., Class A	299,700	10,480,509
Omnicom Group, Inc.	399,800	32,611,686
		43,092,195

Oil, Gas and Consumable Fuels — 6.5%
Chevron Corp.	799,883	143,571,000
Enterprise Products Partners LP	7,998,356	192,920,347
Exxon Mobil Corp.	2,268,500	250,215,550
TotalEnergies SE(1)	1,269,117	79,666,453
		666,373,350
Personal Products — 1.9%
Unilever PLC	3,798,014	190,571,936
Pharmaceuticals — 7.2%
Johnson & Johnson	2,799,939	494,609,224
Roche Holding AG	639,462	200,942,835
Sanofi, ADR	999,600	48,410,628
		743,962,687
Road and Rail — 1.4%
Norfolk Southern Corp.	599,819	147,807,398
Semiconductors and Semiconductor Equipment — 0.9%
Texas Instruments, Inc.	539,713	89,171,382
Software — 1.6%
Microsoft Corp.	699,506	167,755,529
Thrifts and Mortgage Finance — 0.7%
Capitol Federal Financial, Inc.(2)	7,926,086	68,560,644
TOTAL COMMON STOCKS (Cost $6,275,172,795)		8,164,940,342
PREFERRED STOCKS — 7.9%
Banks — 5.4%
Bank of America Corp., 6.30%	79,991,000	79,796,917
Citigroup, Inc., 5.95%(1)	69,962,000	69,454,775
JPMorgan Chase & Co., 4.60%	79,669,000	70,407,479
JPMorgan Chase & Co., 5.00%	142,375,000	130,352,243
Truist Financial Corp., 4.95%	104,115,000	99,804,639
Truist Financial Corp., 5.10%	29,977,000	27,878,610
U.S. Bancorp, 5.30%	84,877,000	74,188,439
		551,883,102
Capital Markets — 2.2%
Bank of New York Mellon Corp., 4.70%	69,976,000	67,360,997
Charles Schwab Corp., 4.00%	89,696,000	77,923,400
Charles Schwab Corp., 5.375%	79,935,000	78,576,105
		223,860,502
Electric Utilities — 0.2%
Duke Energy Corp., 4.875%(1)	20,118,000	18,407,970
Multi-Utilities — 0.1%
Dominion Energy, Inc., 4.65%	13,753,000	12,102,640
TOTAL PREFERRED STOCKS (Cost $866,158,341)		806,254,214
EXCHANGE-TRADED FUNDS — 4.4%
iShares Russell 1000 Value ETF (Cost $448,050,930)	2,999,948	454,942,114
EQUITY-LINKED NOTES — 2.7%
Building Products — 0.2%
Royal Bank of Canada, (convertible into Masco Corp.), 11.00%, 4/26/23(3)	396,800	18,514,688
Diversified Financial Services — 1.7%
Citigroup Global Markets Holdings, Inc., (convertible into Berkshire Hathaway, Inc., Class B), 5.47%, 2/27/23(3)	39,900	11,747,558
Goldman Sachs International, (convertible into Berkshire Hathaway, Inc., Class B), 5.75%, 1/19/23(3)	99,900	28,260,211
Merrill Lynch International & Co. C.V., (convertible into Berkshire Hathaway, Inc., Class B), 7.82%, 5/8/23(3)	88,200	25,884,936
Merrill Lynch International & Co. C.V., (convertible into Berkshire Hathaway, Inc., Class B), 8.68%, 4/24/23(3)	109,700	31,837,134
Royal Bank of Canada, (convertible into Berkshire Hathaway, Inc., Class B), 4.18%, 3/8/23(3)	99,900	29,266,704

UBS AG, (convertible into Berkshire Hathaway, Inc., Class B), 6.10%, 6/15/23(3)	109,900	33,792,052
UBS AG, (convertible into Berkshire Hathaway, Inc., Class B), 6.50%, 3/23/23(3)	66,200	18,613,454
Machinery — 0.2%
UBS AG, (convertible into Stanley Black & Decker, Inc.), 19.75%, 4/17/23(3)	249,900	19,902,036
Metals and Mining — 0.4%
JPMorgan Chase Bank N.A., (convertible into Freeport-McMoRan, Inc.), 22.00%, 1/24/23(3)	1,099,000	37,255,550
Semiconductors and Semiconductor Equipment — 0.2%
JPMorgan Chase Bank N.A., (convertible into Applied Materials, Inc.), 19.85%, 1/24/23(3)	250,000	23,955,750
TOTAL EQUITY-LINKED NOTES (Cost $270,885,910)		279,030,073
CONVERTIBLE PREFERRED STOCKS — 2.3%
Auto Components — 0.1%
Aptiv PLC, 5.50%, 6/15/23	99,000	10,654,253
Banks — 0.5%
Bank of America Corp., 7.25%	39,900	46,383,750
Electric Utilities — 0.3%
NextEra Energy, Inc., 6.93%, 9/1/25	699,945	35,217,733
Health Care Equipment and Supplies — 1.4%
Becton Dickinson & Co., 6.00%, 6/1/23(1)	2,799,928	140,220,394
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $245,656,131)		232,476,130
CONVERTIBLE BONDS — 2.1%
Airlines — 0.3%
Southwest Airlines Co., 1.25%, 5/1/25(1)	22,999,000	27,708,045
Hotels, Restaurants and Leisure — 0.7%
Cracker Barrel Old Country Store, Inc., 0.625%, 6/15/26	79,969,000	68,673,379
Semiconductors and Semiconductor Equipment — 1.1%
Microchip Technology, Inc., 0.125%, 11/15/24(1)	109,857,000	118,370,918
TOTAL CONVERTIBLE BONDS (Cost $223,050,567)		214,752,342
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio(4)	136,366,456	136,366,456
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $14,447,952), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $14,186,930)		14,180,313
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.75%, 11/15/31 - 11/15/47, valued at $88,866,538), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $87,165,239)		87,124,000
		101,304,313
TOTAL SHORT-TERM INVESTMENTS (Cost $237,670,769)		237,670,769
TOTAL INVESTMENT SECURITIES—101.2% (Cost $8,566,645,443)		10,390,065,984
OTHER ASSETS AND LIABILITIES — (1.2)%		(123,628,728)
TOTAL NET ASSETS — 100.0%		$10,266,437,256

WRITTEN OPTIONS CONTRACTS
Reference Equity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
AllianceBernstein Holding LP	258	Put	$30.00	1/20/23	$886,746	$(6,123)	$(3,870)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	296,635,610	CHF	273,057,529	Morgan Stanley	3/31/23	$(1,454,128)
USD	555,472,327	EUR	518,752,920	JPMorgan Chase Bank N.A.	3/31/23	(3,138,649)
JPY	50,928,600	USD	391,487	Bank of America N.A.	3/31/23	1,105
JPY	56,445,865	USD	431,797	Bank of America N.A.	3/31/23	3,326
USD	15,555,473	JPY	2,104,624,395	Bank of America N.A.	3/31/23	(668,398)
SEK	4,793,521	USD	458,622	UBS AG	3/31/23	3,037
USD	18,810,389	SEK	194,324,566	UBS AG	3/31/23	95,201
						$(5,158,506)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
JPY	–	Japanese Yen
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $150,075,195. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $279,030,073, which represented 2.7% of total net assets.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $155,750,425, which includes securities collateral of $19,383,969.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Equity-linked notes are valued at the mean using market models that consider quotations from dealer and active market makers. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Auto Components	—	$17,678,754	—
Chemicals	$248,657,125	97,037,635	—
Electrical Equipment	287,155,070	40,066,792	—
Food and Staples Retailing	140,314,675	97,731,552	—
Food Products	336,467,490	138,557,627	—
Hotels, Restaurants and Leisure	—	10,687,273	—
Household Products	356,338,598	41,559,888	—
Industrial Conglomerates	—	30,823,529	—
Machinery	—	21,337,166	—
Oil, Gas and Consumable Fuels	586,706,897	79,666,453	—
Personal Products	—	190,571,936	—
Pharmaceuticals	543,019,852	200,942,835	—
Other Industries	4,699,619,195	—	—
Preferred Stocks	—	806,254,214	—
Exchange-Traded Funds	454,942,114	—	—
Equity-Linked Notes	—	279,030,073	—
Convertible Preferred Stocks	140,220,394	92,255,736	—
Convertible Bonds	—	214,752,342	—
Short-Term Investments	136,366,456	101,304,313	—
	$7,929,807,866	$2,460,258,118	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$102,669	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$5,261,175	—
Written Options Contracts	$3,870	—	—
	$3,870	$5,261,175	—

3. Affiliated Fund Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2022 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Capitol Federal Financial, Inc.	$86,106	$116	—	$(17,661)	$68,561	7,926	—	$5,825
ONE Gas, Inc.(1)	260,206	2,358	$30,077	(35,634)	(1)	(1)	$2,832	5,133
Spire, Inc.	179,393	21,641	—	(8,240)	192,794	2,800	—	5,653
	$525,705	$24,115	$30,077	$(61,535)	$261,355	10,726	$2,832	$16,611
(1)Company was not an affiliate at December 31, 2022
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.